EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
EARNINGS (LOSS) PER SHARE [Abstract]
Basic and Diluted Earnings Per Share
Diluted EPS is computed by dividing net income by the weighted-average number of common shares and dilutive common stock equivalents outstanding during the period.

All figures in USD except number of shares and earnings (loss) per common share	2018	2017	2016
Numerator:
Net Loss	(95,306)	(204,969)	(4,456)
Denominator:
Basic - Weighted Average Common Shares Outstanding	141,969,666	103,832,680	92,531,001
Dilutive – Weighted Average Common Shares Outstanding	141,969,666	103,832,680	92,531,001
Loss per Common Share:
Basic	(0.67)	(1.97)	(0.05)
Diluted	(0.67)	(1.97)	(0.05)